Harbor International & Global Funds

Supplement to Prospectus dated March 1, 2020
Harbor Diversified International All Cap Fund and Harbor International Fund
January 21, 2021
Effective January 4, 2021 (the “Effective Date”), Justin Hill is a co-portfolio manager for Harbor Diversified International All Cap Fund (the “Diversified International All Cap Fund”). Neil M. Oster, Charles Carter, Nick Longhurst, William J. Arah, Simon Somerville, Michael Nickson, CFA, Michael Godfrey, CFA, David Cull, CFA, and Robert Anstey continue to serve as co-portfolio managers to the Diversified International All Cap Fund. Mr. Godfrey no longer manages the Asia Pacific ex Japan region, but will continue to manage the Emerging Markets region, together with Mr. Cull.
As of the Effective Date, Justin Hill is a co-portfolio manager for Harbor International Fund (the “International Fund”). Neil M. Oster, Charles Carter, Nick Longhurst, William J. Arah, Simon Somerville, Michael Nickson, CFA, and David Cull, CFA continue to serve as co-portfolio managers to the International Fund. Michael Godfrey no longer serves as a co-portfolio manager to the International Fund.
The following replaces the “Portfolio Managers” section of the Fund Summary for the Diversified International All Cap Fund:
Portfolio Managers
Marathon-London employs a team approach, in which each portfolio manager is allocated a distinct portion of assets to manage within the Fund’s portfolio. Each portfolio manager selects stocks within their region independently from the other portfolio managers. Mr. Ostrer and Mr. Arah are jointly responsible for determining the allocations to each portfolio manager.
REGIONAL FOCUS: EUROPE
Neil M. Ostrer
Marathon Asset Management LLP
Mr. Ostrer is a Portfolio Manager and co-founder of Marathon-London and has co-managed the Fund since 2015.
Charles Carter
Marathon Asset Management LLP
Mr. Carter is a Portfolio Manager of Marathon-London and has co-managed the Fund since 2015.
Nick Longhurst
Marathon Asset Management LLP
Mr. Longhurst is a Portfolio Manager of Marathon-London and has co-managed the Fund since 2015.
REGIONAL FOCUS: JAPAN
William J. Arah
Marathon Asset Management LLP
Mr. Arah is a Portfolio Manager and co-founder of Marathon-London and has co-managed the Fund since 2015.
Simon Somerville
Marathon Asset Management LLP
Mr. Somerville is a Portfolio Manager of Marathon-London and has co-managed the Fund since 2016.
Michael Nickson, CFA
Marathon Asset Management LLP
Mr. Nickson is a Portfolio Manager of Marathon-London and has co-managed the Fund since 2018.
REGIONAL FOCUS: ASIA PACIFIC ex JAPAN AND EMERGING MARKETS
David Cull, CFA
Marathon Asset Management LLP
Mr. Cull is a Portfolio Manager of Marathon-London and has co-managed the Fund since 2015.
REGIONAL FOCUS:  EMERGING MARKETS
Michael Godfrey, CFA
Marathon Asset Management LLP
Mr. Godfrey is a Portfolio Manager of Marathon-London and has co-managed the Fund since 2015.

Harbor International & Global Funds
Supplement to Prospectus dated March 1, 2020 — Continued

REGIONAL FOCUS: ASIA PACIFIC EX JAPAN
Justin Hill
Marathon Asset Management LLP
Mr. Hill is a Portfolio Manager of Marathon-London and has co-managed the Fund since 2021.
REGIONAL FOCUS: NORTH AMERICA
Robert Anstey, CFA
Marathon Asset Management LLP
Mr. Anstey is a Portfolio Manager of Marathon-London and has co-managed the Fund since 2015.

As of the Effective Date, the following replaces the information in the “The Subadvisers and Portfolio Managers” section on pages 40-41 of the Prospectus:

Harbor Diversified International All Cap Fund
Marathon Asset Management LLP (“Marathon-London”), located at Orion House, 5 Upper St. Martin’s Lane, London, WC2H 9EA, England, serves as Subadviser to Harbor Diversified International All Cap Fund. The portfolio managers are jointly and primarily responsible for the day-to-day investment decision making for the Fund.
Marathon-London employs a team approach, in which the investment team is organized along regional lines and each portfolio manager is allocated his own distinct portion of assets within the Fund’s portfolio to manage independently of the other portfolio managers. Mr. Ostrer and Mr. Arah are jointly responsible for determining the regional allocation.
REGIONAL FOCUS	PORTFOLIO MANAGERS	PROFESSIONAL EXPERIENCE
Europe	Neil M. Ostrer Since 2015	Mr.Ostrer co-founded Marathon-London in 1986. Prior to that he worked at Carnegie International as a Director of International Sales. Mr. Ostrer began his investment career at G.T. Management, where he began managing the G.T. European Unit Trust before he was appointed Director, G.T. Management UK. Mr. Ostrer began his investment career in 1981.
	Charles Carter Since 2015	Mr. Carter joined Marathon-London in 1998 and is a Portfolio Manager focusing on investments in Europe. Mr. Carter began his investment career 1989.
	Nick Longhurst Since 2015	Mr. Longhurst joined Marathon-London in 2003 and is a Portfolio Manager focusing on investments in Europe. Mr. Longhurst began his investment career in 1994.
Japan	William J. Arah Since 2015	Mr. Arah co-founded Marathon-London in 1986 and has managed assets at Marathon-London since 1987. Previously, he was employed at Rowe and Pitman and at Goldman Sachs based in Tokyo. Mr. Arah began his investment career in 1982.
	Simon Somerville Since 2016	Mr. Somerville joined Marathon-London in 2016 and is a Japan Equity Portfolio Manager. Previously, he worked for Jupiter Asset Management as Strategy Head, Head of Pan Asian Equities and Co-Head of Asian Equities. Prior to that he worked for Cazenove Fund Management as Head of Global and Japan Equities. Mr. Somerville began his investment career in 1990.
	Michael Nickson, CFA Since 2018	Mr. Nickson joined Marathon-London in 2012 and is a Global Equities Portfolio Manager. Prior to joining Marathon-London, he worked for Majedie Asset Management and Odey Asset Management as a Global Equities Portfolio Manager. Mr. Nickson began his investment career in 2003.

Harbor International & Global Funds
Supplement to Prospectus dated March 1, 2020 — Continued

Harbor Diversified International All Cap Fund — continued
REGIONAL FOCUS	PORTFOLIO MANAGERS	PROFESSIONAL EXPERIENCE
Emerging Markets	Michael Godfrey, CFA Since 2015	Mr. Godfrey joined Marathon-London in 2012 and is a Portfolio Manager covering Emerging Markets. Prior to joining Marathon-London Mr. Godfrey was Co-Manager of M&G Investments. Prior to joining M&G Investments, he worked for Shell Pensions Management Services as an Assistant Portfolio Manager and then Portfolio Manager. Prior to this, he worked for Westpac Investment Management as a Portfolio Manager. Mr. Godfrey began his investment career in 1998.
Asia Pacific ex Japan and Emerging Markets	David Cull, CFA Since 2015	Mr. Cull joined Marathon-London in 2012 and is a Portfolio Manager covering Asia Pacific ex Japan and Emerging Markets. Prior to joining Marathon-London, he worked at M&G Investments where he was a Global Equity Analyst. Mr. Cull began his investment career in 2006.
Asia Pacific ex Japan	Justin Hill Since 2021	Mr. Hill joined Marathon-London in 2021 and is a Portfolio Manager covering Asia Pacific ex Japan. Prior to joining Marathon-London, he worked at BP Investment Management where he was a Senior Portfolio Manager. Prior to that he worked at Pictet Asset Management as a Senior Investment Manager. Mr. Hill began his investment career in 1996.
North America	Robert Anstey, CFA Since 2015	Mr. Anstey joined Marathon-London in 2014 and is a North American Equity Portfolio Manager. Previously, he was Head of U.S. Equities at Hermes Fund Managers Ltd. Prior to that he worked at Bear Stearns as the U.S. Equity Sales Director as well as on the U.S. Equity Sales team at private bank Brown Brothers Harriman. Mr. Anstey began his investment career in 1994.

Harbor International & Global Funds

Supplement to Prospectus dated March 1, 2020
The following replaces the “Portfolio Managers” section of the Fund Summary for the International Fund:
Portfolio Managers
Marathon-London employs a team approach, in which each portfolio manager is allocated a distinct portion of assets to manage within the Fund’s portfolio. Each portfolio manager selects stocks within their region independently from the other portfolio managers. Mr. Ostrer and Mr. Arah are jointly responsible for determining the allocations to each portfolio manager.
REGIONAL FOCUS: EUROPE
Neil M. Ostrer
Marathon Asset Management LLP
Mr. Ostrer is a Portfolio Manager and co-founder of Marathon-London and has co-managed the Fund since 2018.
Charles Carter
Marathon Asset Management LLP
Mr. Carter is a Portfolio Manager of Marathon-London and has co-managed the Fund since 2018.
Nick Longhurst
Marathon Asset Management LLP
Mr. Longhurst is a Portfolio Manager of Marathon-London and has co-managed the Fund since 2018.
REGIONAL FOCUS: JAPAN
William J. Arah
Marathon Asset Management LLP
Mr. Arah is a Portfolio Manager and co-founder of Marathon-London and has co-managed the Fund since 2018.
Simon Somerville
Marathon Asset Management LLP
Mr. Somerville is a Portfolio Manager of Marathon-London and has co-managed the Fund since 2018.
Michael Nickson, CFA
Marathon Asset Management LLP
Mr. Nickson is a Portfolio Manager of Marathon-London and has co-managed the Fund since 2018.
REGIONAL FOCUS: ASIA PACIFIC ex JAPAN
David Cull, CFA
Marathon Asset Management LLP
Mr. Cull is a Portfolio Manager of Marathon-London and has co-managed the Fund since 2018.
Justin Hill
Marathon Asset Management LLP
Mr. Hill is a Portfolio Manager of Marathon-London and has co-managed the Fund since 2021.

As of the Effective Date, the following replaces the information in the “The Subadvisers and Portfolio Managers” section on pages 43-44 of the Prospectus:

Harbor International Fund
Marathon Asset Management LLP (“Marathon-London”), located at Orion House, 5 Upper St. Martin’s Lane, London, WC2H 9EA, England, serves as Subadviser to Harbor International Fund. The portfolio managers are jointly and primarily responsible for the day-to-day investment decision making for the Fund.
Marathon-London employs a team approach, in which each portfolio manager is allocated their own distinct portion of assets to manage within the Fund’s portfolio. Each portfolio manager selects stocks

Harbor International & Global Funds
Supplement to Prospectus dated March 1, 2020 — Continued

Harbor International Fund — continued
within their region independently from the other portfolio managers. Mr. Ostrer and Mr. Arah are jointly responsible for determining the allocations to each portfolio manager.
REGIONAL FOCUS	PORTFOLIO MANAGERS	PROFESSIONAL EXPERIENCE
Europe	Neil M. Ostrer Since 2018	Mr.Ostrer co-founded Marathon-London in 1986. Prior to that he worked at Carnegie International as a Director of International Sales. Mr. Ostrer began his investment career at G.T. Management, where he began managing the G.T. European Unit Trust before he was appointed Director, G.T. Management UK. Mr. Ostrer began his investment career in 1981.
	Charles Carter Since 2018	Mr. Carter joined Marathon-London in 1998 and is a Portfolio Manager focusing on investments in Europe. Mr. Carter began his investment career 1989.
	Nick Longhurst Since 2018	Mr. Longhurst joined Marathon-London in 2003 and is a Portfolio Manager focusing on investments in Europe. Mr. Longhurst began his investment career in 1994.
Japan	William J. Arah Since 2018	Mr. Arah co-founded Marathon-London in 1986 and has managed assets at Marathon-London since 1987. Previously, he was employed at Rowe and Pitman and at Goldman Sachs based in Tokyo. Mr. Arah began his investment career in 1982.
	Simon Somerville Since 2018	Mr. Somerville joined Marathon-London in 2016 and is a Japan Equity Portfolio Manager. Previously, he worked for Jupiter Asset Management as Strategy Head, Head of Pan Asian Equities and Co-Head of Asian Equities. Prior to that he worked for Cazenove Fund Management as Head of Global and Japan Equities. Mr. Somerville began his investment career in 1990.
	Michael Nickson, CFA Since 2018	Mr. Nickson joined Marathon-London in 2012 and is a Global Equities Portfolio Manager. Prior to joining Marathon-London, he worked for Majedie Asset Management and Odey Asset Management as a Global Equities Portfolio Manager. Mr. Nickson began his investment career in 2003.
Asia Pacific ex Japan	Justin Hill Since	Mr. Hill joined Marathon-London in 2021 and is a Portfolio Manager covering Asia Pacific ex Japan. Prior to joining Marathon-London, he worked at BP Investment Management where he was a Senior Portfolio Manager. Prior to that he worked at Pictet Asset Management as a Senior Investment Manager. Mr. Hill began his investment career in 1996.
	David Cull, CFA Since 2018	Mr. Cull joined Marathon-London in 2012 and is a Portfolio Manager covering Asia Pacific ex Japan and Emerging Markets. Prior to joining Marathon-London, he worked at M&G Investments where he was a Global Equity Analyst. Mr. Cull began his investment career in 2006.
Investors Should Retain This Supplement For Future Reference
S0121.P.IG